Loans and Allowance for Credit Losses, Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance	$ 1,061,825	$ 971,900
Current Period gross charge-offs	2,487	1,692
Commercial Real Estate [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Period gross charge-offs	0	132
Commercial Real Estate [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,841	18,120
2023/2022	17,199	7,911
2022/2021	7,441	24,613
2021/2020	22,990	5,973
2020/2019	4,923	6,623
Prior	18,595	18,357
Revolving Loans Amortized Cost Basis	1,482	759
Total ending loans balance	86,471	82,356
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	0	0
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	35,436	12,688
2023/2022	13,013	29,344
2022/2021	31,769	33,073
2021/2020	31,465	23,710
2020/2019	22,680	15,415
Prior	66,312	62,843
Revolving Loans Amortized Cost Basis	6,172	1,128
Total ending loans balance	206,847	178,201
2024/2023	0	0
2023/2022	0	0
2022/2021	0	132
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	0	132
Commercial Real Estate [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,865	28,055
2023/2022	33,800	29,174
2022/2021	27,678	1,231
2021/2020	1,111	302
2020/2019	266	392
Prior	2,856	3,183
Revolving Loans Amortized Cost Basis	93	0
Total ending loans balance	79,669	62,337
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	0	0
Commercial Real Estate [Member] | Pass [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,762	18,120
2023/2022	17,199	7,911
2022/2021	7,441	10,679
2021/2020	10,094	5,973
2020/2019	4,787	6,125
Prior	16,336	15,925
Revolving Loans Amortized Cost Basis	583	459
Total ending loans balance	70,202	65,192
Commercial Real Estate [Member] | Pass [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	35,216	12,688
2023/2022	11,377	29,344
2022/2021	30,773	32,235
2021/2020	31,465	20,484
2020/2019	19,351	15,415
Prior	66,312	61,809
Revolving Loans Amortized Cost Basis	6,172	1,128
Total ending loans balance	200,666	173,103
Commercial Real Estate [Member] | Pass [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,865	28,055
2023/2022	33,162	29,174
2022/2021	27,678	1,231
2021/2020	1,111	302
2020/2019	266	392
Prior	2,647	2,937
Revolving Loans Amortized Cost Basis	93	0
Total ending loans balance	78,822	62,091
Commercial Real Estate [Member] | Special Mention [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	12,896	0
2020/2019	0	0
Prior	1,415	427
Revolving Loans Amortized Cost Basis	299	0
Total ending loans balance	14,610	427
Commercial Real Estate [Member] | Special Mention [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	1,636	0
2022/2021	0	768
2021/2020	0	3,226
2020/2019	0	0
Prior	0	1,034
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	1,636	5,028
Commercial Real Estate [Member] | Special Mention [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	38	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	38	0
Commercial Real Estate [Member] | Substandard [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	79	0
2023/2022	0	0
2022/2021	0	13,934
2021/2020	0	0
2020/2019	136	498
Prior	844	2,005
Revolving Loans Amortized Cost Basis	600	300
Total ending loans balance	1,659	16,737
Commercial Real Estate [Member] | Substandard [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	220	0
2023/2022	0	0
2022/2021	996	70
2021/2020	0	0
2020/2019	3,329	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	4,545	70
Commercial Real Estate [Member] | Substandard [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	638	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	171	246
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	809	246
Commercial Real Estate [Member] | Doubtful [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	0	0
Commercial Real Estate [Member] | Doubtful [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	0	0
Commercial Real Estate [Member] | Doubtful [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	0	0
Commercial and Industrial [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	19,745	8,910
2023/2022	8,101	30,885
2022/2021	24,903	26,864
2021/2020	26,374	32,610
2020/2019	20,853	348
Prior	25,771	27,822
Revolving Loans Amortized Cost Basis	32,693	29,859
Total ending loans balance	158,440	157,298
2024/2023	219	0
2023/2022	0	0
2022/2021	0	0
2021/2020	1	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	1	29
Current Period gross charge-offs	221	29
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	17,260	8,770
2023/2022	7,875	30,885
2022/2021	24,843	26,806
2021/2020	25,894	31,247
2020/2019	20,648	344
Prior	25,593	27,632
Revolving Loans Amortized Cost Basis	21,785	27,510
Total ending loans balance	143,898	153,194
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	446	140
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	178	8
Revolving Loans Amortized Cost Basis	6,476	66
Total ending loans balance	7,100	214
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	2,039	0
2023/2022	226	0
2022/2021	60	58
2021/2020	480	1,363
2020/2019	205	4
Prior	0	182
Revolving Loans Amortized Cost Basis	4,432	2,283
Total ending loans balance	7,442	3,890
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	$ 0	$ 0